Common Shares (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued and outstanding
 TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2017		2016
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	287.9	3,095	284.0	3,077
Issued under the dividend reinvestment and share purchase plan	—	—	3.9	18
	287.9	3,095	287.9	3,095
Amounts receivable under Employee Share Purchase Plan	—	(1)	—	(1)
Issued and outstanding, end of year	287.9	3,094	287.9	3,094
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed rate first preferred shares.

As at Dec. 31	2017		2016
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	10.2	248	10.2	248
Series B	1.8	45	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

Earnings per share

Year ended Dec. 31	2017	2016	2015
Net earnings (loss) attributable to common shareholders	(190)	117	(24)
Basic and diluted weighted average number of common shares outstanding (millions)	288	288	280
Net earnings (loss) per share attributable to common shareholders, basic and diluted	(0.66)	0.41	(0.09)